UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 8-K

CURRENT REPORT
PURSUANT TO SECTION 13 or 15(d) OF THE
SECURITIES EXCHANGE ACT OF 1934

 Date of report (Date of earliest event reported):      March 3, 2014

AdCare Health Systems, Inc.
(Exact Name of Registrant as Specified in Charter)

Georgia	001-33135	31-1332119
(State or Other Jurisdiction of Incorporation)	(Commission File Number)	(I.R.S. Employer Identification No.)
1145 Hembree Road Roswell, Georgia 30076
(Address of Principal Executive Offices)

(678) 869-5116
(Registrant’s telephone number, including area code)

Not applicable.
(Former Name or Former Address, if Changed Since Last Report)

Check the appropriate box below if the Form 8-K filing is intended to simultaneously satisfy the filing obligation of the registrant under any of the following provisions:

☐	Written communications pursuant to Rule 425 under the Securities Act (17 CFR 230.425)

☐	Soliciting material pursuant to Rule 14a-12 under the Exchange Act (17 CFR 240.14a-12)

☐	Pre-commencement communications pursuant to Rule 14d-2(b) under the Exchange Act (17 CFR 240.14d-2(b))

☐	Pre-commencement communications pursuant to Rule 13e-4(c) under the Exchange Act (17 CFR 240.13e-4(c))

 Item 1.01    Entry into a Material Definitive Agreement.

On March 3, 2014, AdCare Health Systems, Inc. (the “Company”) and AdCare Administrative Services, LLC (“ADK Admin”), AdCare Oklahoma Management, LLC (“ADK Oklahoma”), and Hearth & Home of Ohio, Inc. (“Hearth & Home”), each wholly owned subsidiaries of the Company, entered into a letter agreement (the “Agreement”), dated as of February 28, 2014, with BAN NH, LLC, Senior NH, LLC, Oak Lake, LLC, Kenmetal, LLC, Living Center, LLC, Meeker Nursing, LLC, Meeker Property Holdings, LLC, MCL Nursing, LLC, McLoud Property Holdings, LLC, Harrah Whites Meadows Nursing, LLC, and Harrah Property Holdings, LLC (collectively, the “Brogdon Entities”), Christopher F. Brogdon (“Brogdon”), GL Nursing, LLC (“GL Nursing”) and Marsh Pointe Management, LLC. The Brogdon Entities and GL Nursing are owned and/or controlled directly or indirectly by Brogdon, who is the Company’s Vice Chairman and greater than 5% beneficial owner of the Company’s common stock.
    Pursuant to the Company’s Current Report on Form 8-K filed with the Securities and Exchange Commission (the “SEC”) on February 14, 2014, the Company disclosed its election to terminate: (i) that certain Management Agreement, dated September 19, 2011, by and between ADK Oklahoma and Living Center, LLC, Kenmetal, LLC, Senior NH, LLC, BAN NH, LLC and Oak Lake, LLC; and (ii) those certain Management Agreements, each dated July 26, 2013, by and between ADK Oklahoma and each of Harrah Whites Meadows Nursing, LLC, Meeker Nursing, LLC and MLC Nursing, LLC (all such agreements, collectively, the “Management Agreements”), pursuant to which ADK Oklahoma managed certain skilled nursing facilities owned and/or operated by the Brogdon Entities (the “Facilities”). The Agreement is intended to provide for an orderly transition of the management of the Facilities upon termination of the Management Agreements, among other things.
Pursuant to the Agreement: (i) the parties agreed that the termination of the Management Agreements shall be effective as of March 1, 2014 (the “Effective Date”) and that ADK Oklahoma will no longer provide any ongoing services to the Facilities; and (ii) Brogdon executed a promissory note (the “Note”) in favor of the Company in principal amount of $523,663, which represents amounts owed as of the Effective Date (a) by the Brogdon Entities to ADK Oklahoma pursuant to the Management Agreements and (b) by GL Nursing to ADK Admin in connection with the Company’s previously disclosed assignment in May 2012 of its rights to acquire a skilled nursing facility in Lonoke, Arkansas, known as the Golden Years Manor (the “Golden Years Manor Assignment”). The Note does not bear interest and is payable in five (5) equal monthly installments commencing on September 1, 2014 and ending on December 31, 2014.
In addition, the Agreement amends that certain Option Agreement, entered into by Brogdon and Hearth & Home, dated as of June 22, 2010 and as amended to date, to: (i) extend until June 22, 2015 Hearth & Home’s option (the “Riverchase Option”) to purchase from Brogdon all of the membership interests of Riverchase Village ADK, LLC (“Riverchase”), which owns that certain assisted living facility located at 1851 Data Drive, Hoover, Alabama (the “Riverchase Facility”); and (ii) reduce the purchase price for the exercise of the Riverchase Option to $1.00. Furthermore, the Agreement provides that, upon the closing of the sale of the Riverchase Facility to an arms-length third party purchaser, regardless of whether Hearth & Home has exercised the Riverchase

Option, the net sales proceeds from such sale shall be distributed as follows: (a) one-half of the net sales proceeds shall be paid to the Company; (b) the remaining net sales proceeds shall be paid to the Company to satisfy the outstanding principal balance and interest (if any) then due under the Note, with such payment to be applied in the order of scheduled amortization under the Note; and (c) the balance of net sales proceeds shall be paid to the Company.
For a further description of the Company’s relationship with Brogdon, including the Riverchase Option and the Golden Years Manor Assignment, see the information set forth in: (i) the section entitled “Note to Consolidated Financial Statements - Note 22. Related Party Transactions” of the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2012; (ii) the section entitled “Certain Information and Related Party Transactions” of the Company’s Proxy Statement on Schedule 14A filed with the SEC on October 29, 2013; and (iii) Item 1.02 of the Company’s Current Report on Form 8-K filed with the SEC on February 14, 2014.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: March 7, 2014	ADCARE HEALTH SYSTEMS, INC.

/s/ Ronald W. Fleming
Ronald W. Fleming
Chief Financial Officer

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